UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21037

Name of Fund: BlackRock New York Municipal Bond Trust (BQH)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 136.6%

New York — 135.5%
Corporate — 3.7%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$100	$114,582
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	690	742,757
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 09/01/32	100	103,839
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 03/01/24	250	297,153
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	375	375,240

		1,633,571
County/City/Special District/School District — 31.6%
City of New York New York, GO, Refunding:
Series E, 5.50%, 08/01/25	150	178,394
Series J, 5.00%, 08/01/32	500	578,540
City of New York New York, GO:
Series A-1, 4.75%, 08/15/25	500	511,890
Series D, 5.38%, 06/01/32	15	15,050
Series G-1, 6.25%, 12/15/31	5	5,255
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	245	280,601
Sub-Series G-1, 6.25%, 12/15/18(b)	245	257,373
Sub-Series G-1, 5.00%, 04/01/29	250	280,148
Sub-Series I-1, 5.38%, 04/01/36	135	141,724
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(c)	500	108,380
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,000	1,137,440
5.00%, 11/15/45	670	757,033

Security	Par (000)	Value
New York (continued)

County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/41(c)	$4,155	$1,720,419
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(c)	500	198,850
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/43(c)	2,000	765,720
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(c)	950	335,274
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	100	104,880
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/39	325	330,148
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	175	177,385
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	175	176,901
County of Erie New York Fiscal Stability Authority, RB, Sales Tax and State Aid Secured Refunding Bonds, Series D:
5.00%, 09/01/35	25	29,967
5.00%, 09/01/36	25	29,896
5.00%, 09/01/37	25	29,801
5.00%, 09/01/38	40	47,606
5.00%, 09/01/39	35	41,622
County of Nassau New York, GO:
Series A, 5.00%, 01/15/31	250	293,745
Refunding Series B, 5.00%, 04/01/32	190	223,068
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
2nd Indenture, 5.00%, 02/15/45	125	144,306
Fiscal 2017, 5.00%, 02/15/42	405	469,666
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 07/15/47	1,350	1,456,609
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	285	302,921

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued)
3 World Trade Center Project, Class 2, 5.38%, 11/15/40	$120	$132,058
4 World Trade Center Project, 5.00%, 11/15/31(a)	750	832,567
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	320	340,701
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	500	545,960
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	520	559,728
World Trade Center Project, 5.75%, 11/15/51	340	385,665

		13,927,291
Education — 34.9%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	140	151,568
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	282,598
Ethical Culture Fieldston School Project, 5.00%, 06/01/32	450	513,549
Manhattan College Project, 5.00%, 08/01/35	120	138,467
New York Law School Project, 5.00%, 07/01/41	80	87,844
Packer Collegiate Institute Project, 5.00%, 06/01/40	310	344,509
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 01/01/39	250	258,993
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	110	125,787
Carnegie Hall, 4.75%, 12/01/39	400	419,768
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	610	656,018

Security	Par (000)	Value
New York (continued)

Education (continued)
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project (continued)
Series B, 4.00%, 08/01/35	$110	$114,743
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 06/01/19	250	266,343
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	55	59,128
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/39	60	66,147
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	100	116,626
4.00%, 07/01/46	185	194,004
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project:
5.00%, 07/01/21	110	122,456
5.00%, 07/01/41(b)	390	427,904
Series A, 5.00%, 07/01/21	500	557,540
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/38	120	135,853
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20	200	213,722
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21	100	111,432
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	160	181,558
State of New York Dormitory Authority, RB:
5.00%, 03/15/30	500	604,555
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	335,829

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

Education (continued)
State of New York Dormitory Authority, RB (continued)
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 07/01/31(b)	$245	$309,450
New York University, Series B, 5.00%, 07/01/42	500	556,000
Series B, 5.75%, 03/15/19(b)	300	315,906
State University Dormitory Facilities, Series A, 5.00%, 07/01/19(b)	150	158,117
Teachers College, Series B, 5.00%, 07/01/42(b)	750	825,112
Touro College & University System, Series A, 5.25%, 01/01/34	250	272,525
Touro College & University System, Series A, 5.50%, 01/01/39	500	549,945
University of Rochester, Series A, 5.13%, 07/01/19	185	195,071
University of Rochester, Series A, 5.75%, 07/01/19(b)	150	159,618
University of Rochester, Series A, 5.13%, 07/01/39(b)	30	31,547
University of Rochester, Series A, 5.75%, 07/01/39	25	26,587
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/34	100	116,180
Brooklyn Law School, 5.75%, 07/01/33	125	132,430
Cornell University, Series A, 5.00%, 07/01/40	150	161,708
Fordham University, 5.00%, 07/01/44	340	382,456
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	345	385,734
New York University, Series A, 5.00%, 07/01/37	445	502,458
New York University, Series A, 5.00%, 07/01/42	1,750	1,946,000
Skidmore College, Series A, 5.00%, 07/01/28	250	277,300
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	350	407,711
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	350	404,918

Security	Par (000)	Value
New York (continued)

Education (continued)
State of New York Dormitory Authority, Refunding RB (continued)
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	$190	$219,707
Teachers College, 5.50%, 03/01/19	350	366,926
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	105	119,607
Hofstra University Project, 5.00%, 07/01/47	100	114,742

		15,424,696
Health — 16.4%
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35(b)	500	561,660
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 07/01/30	350	388,840
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	130	130,122
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	100	101,895
5.00%, 12/01/46	160	178,795
Series A, 5.00%, 12/01/37	370	402,900
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40(b)	275	307,104
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/17	200	200,000
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	80	88,826
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30(b)	1,030	1,113,307
Series B, 6.00%, 11/01/20	175	196,420
Series B, 6.00%, 11/01/30(b)	25	27,535

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

Health (continued)
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 01/01/34	$500	$539,650
State of New York Dormitory Authority, RB:
Mental Health Services (AGM), 5.00%, 08/15/18	5	5,130
Mental Health Services (AGM), 5.00%, 02/15/22(b)	25	25,652
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 07/01/19	185	197,578
New York University Hospitals Center, Series A, 5.75%, 07/01/20(b)	220	242,587
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 05/01/19	500	529,135
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 07/01/29	290	302,131
Mount Sinai Hospital, Series A, 5.00%, 07/01/26	315	342,159
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21	1,000	1,107,060
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 05/01/33(b)	250	262,018

		7,250,504
Housing — 5.5%
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	735	822,906
5.00%, 07/01/33	250	275,622

Security	Par (000)	Value
New York (continued)

Housing (continued)
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	$500	$521,445
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	135	150,880
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47(b)	165	171,780
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	495	496,772

		2,439,405
State — 5.9%
City of New York New York Transitional Finance Authority, Refunding RB, Fiscal 2018:
Series S-1, 5.00%, 07/15/35	115	135,449
Series S-2, 5.00%, 07/15/35	115	135,449
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series B-1, 5.00%, 11/01/35	200	229,560
Sub-Series F-1, 5.00%, 05/01/38	325	380,546
Sub-Series F-1, 5.00%, 05/01/39	135	157,830
State of New York, GO, Series A, 5.00%, 02/15/39	250	259,518
State of New York Dormitory Authority, RB, General Purpose, Series A, 5.00%, 02/15/42	500	578,935
State of New York Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 02/15/38	370	432,315
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/30	250	285,917

		2,595,519
Tobacco — 3.7%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41	200	206,638
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51(a)	400	368,160

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

Tobacco (continued)
Counties of New York Tobacco Trust VI, Refunding RB (continued)
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	$340	$349,034
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	75	75,291
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40(b)	170	190,050
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	250	240,175
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	200	203,838

		1,633,186
Transportation — 24.3%
Counties of Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System, 5.00%, 01/01/42	120	138,528
County of Albany Airport Authority, Refunding RB, AMT, Series B:
4.00%, 12/15/34	235	241,188
4.00%, 12/15/35	120	122,674
Metropolitan Transportation Authority, RB:
Series A, 5.63%, 11/15/18	45	46,826
Series C, 6.50%, 11/15/28(b)	130	136,482
Series D, 5.25%, 11/15/41	1,000	1,114,290
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34(d)	200	215,660
Green Bonds, Series C-2, 0.00%, 11/15/39(c)	900	409,941
Series D, 5.25%, 11/15/23	250	297,347
Series D, 5.25%, 11/15/23(b)	170	202,196
Series D, 5.25%, 11/15/30(b)	250	294,728
Series F, 5.00%, 11/15/30	500	566,535
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	450	498,163

Security	Par (000)	Value
New York (continued)

Transportation (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.25%, 01/01/50	$165	$182,794
(AGM), 4.00%, 07/01/41	150	155,439
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	690	734,001
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42(a)	500	554,875
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	171,825
Consolidated, 195th Series, AMT, 5.00%, 04/01/36	250	287,460
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	225	259,891
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	270	303,507
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/46	120	136,542
5.25%, 01/01/56	490	568,150
State of New York Thruway Authority, Refunding RB, General:
2nd Highway & Bridge Trust, Series A, 5.00%, 04/01/32	1,000	1,129,880
Series I, 5.00%, 01/01/37	440	486,495
Series I, 5.00%, 01/01/42	140	154,449
Series J, 5.00%, 01/01/41	250	275,240
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	140	161,483
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32(c)	170	105,771
General, MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	385	452,240

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
General, Series A, 5.25%, 11/15/45	$275	$317,006

		10,721,606
Utilities — 9.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	120	143,209
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	250	289,498
City of New York New York Water & Sewer System, RB, 2nd General Resolution, Fiscal 2017, Series DD, 5.00%, 06/15/47	135	156,566
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 05/01/21	225	249,878
Series C (CIFG), 5.25%, 09/01/29(b)	500	613,680
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 04/01/19	100	105,090
Series B, 5.00%, 09/01/41(b)	50	57,720
Series B, 5.00%, 09/01/46	255	292,261
State of New York Environmental Facilities Corp., RB, Green Bond, Series C, 5.00%, 08/15/37	285	338,178
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	662,460

Security	Par (000)	Value
New York (continued)

Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	$1,115	$1,275,504

		4,184,044
Puerto Rico — 1.1%

Tobacco — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	500	481,780

Total Municipal Bonds — 136.6% (Cost — $55,486,851)		60,291,602

Municipal Bonds Transferred to Tender Option Bond Trusts — 25.6%(e)

New York — 25.6%
County/City/Special District/School District — 7.5%
City of New York New York, GO, Sub-Series I-1, 5.00%, 03/01/36	250	282,904
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	300	348,818
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(f)	700	783,487
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	630	702,451
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	1,050	1,165,479

		3,283,139
State — 3.9%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	500	519,505
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	911,253

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

State (continued)
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	$255	$299,876

		1,730,634
Transportation — 3.8%
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	360	414,934
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	600	668,665
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	500	576,910

		1,660,509
Utilities — 10.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18(b)	93	95,361
5.75%, 06/15/40	312	318,890
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution
Fiscal 2011, Series HH, 5.00%, 06/15/32	990	1,092,462
Fiscal 2012, Series BB, 5.00%, 06/15/44	1,500	1,664,080
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 06/15/4	511	540,788

Security	Par (000)/Shares	Value
New York (continued)

Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring:
5.00%, 12/15/36	$496	$591,877
Series B, 4.00%, 12/15/35	280	302,942

		4,606,400
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.0% (Cost — $10,804,761)		11,280,682

Total Long-Term Investments — 162.2% (Cost — $66,291,612)		71,572,284

Short-Term Securities — 1.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.33%(g)(h)	723,449	723,666

Total Short-Term Securities — 1.6% (Cost — $723,666)		723,666

Total Investments — 163.8% (Cost — $67,015,278)		72,295,950
Other Assets Less Liabilities — 0.7%		347,460
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.8%)		(6,534,264)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (49.7%)		(21,961,068)

Net Assets Applicable to Common Shares — 100.0%		$44,148,078

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Bond Trust (BQH)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $ 370,682.
(g)	Annualized 7-day yield as of period end.
(h)	During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	225,260	498,189	723,449	$723,666	$753	$(5)	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	5	03/20/18	$620	$4,469
Long U.S. Treasury Bond	9	03/20/18	1,365	14,318
5-Year U.S. Treasury Note	8	03/29/18	931	3,535

Total				$22,322

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Bond Trust (BQH)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
SRF	State Revolving Fund

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Bond Trust (BQH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Bond Trust (BQH)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$71,572,284	$—	$71,572,284
Short-Term Investments	723,666	—	—	723,666

Total	$723,666	$71,572,284	$—	$72,295,950

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$22,322	$—	$—	$22,322

(a)	See above schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(6,521,464)	$—	$(6,521,464)
VRDP Shares at Liquidation Value	—	(22,100,000)	—	(22,100,000)

Total	$—	$(28,621,464)	$—	$(28,621,464)

During the period ended November 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date:	January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date:	January 22, 2018